Schedule III - Real Estate and Accumulated Depreciation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) building	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	766,037
Initial Costs, Buildings and Improvements	3,886,833
Costs Capitalized Subsequent to Acquisition	985,047
Gross amount, Land	818,606
Gross amount, Buildings and Improvements	5,522,190
Gross amount, total	6,340,796
Real Estate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Accumulated Depreciation	(2,090,980)	$ (1,882,671)	$ (1,693,983)	$ (1,470,179)
Assets Not Under Construction
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Costs, Land	766,037
Initial Costs, Buildings and Improvements	3,886,833
Costs Capitalized Subsequent to Acquisition	985,047
Gross amount, Land	818,606
Gross amount, Buildings and Improvements	4,819,311
Gross amount, total	5,637,917
Accumulated Depreciation	$ (1,594,648)
Assets Not Under Construction | 401 Kentile, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	6,250
Initial Costs, Buildings and Improvements	21,644
Costs Capitalized Subsequent to Acquisition	320
Gross amount, Land	6,254
Gross amount, Buildings and Improvements	21,960
Gross amount, total	28,214
Accumulated Depreciation	$ (3,242)
Assets Not Under Construction | 501 Kentile, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	6,440
Initial Costs, Buildings and Improvements	46,094
Costs Capitalized Subsequent to Acquisition	1,854
Gross amount, Land	7,585
Gross amount, Buildings and Improvements	46,803
Gross amount, total	54,388
Accumulated Depreciation	$ (7,891)
Assets Not Under Construction | 601 Kentile, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	8,160
Initial Costs, Buildings and Improvements	47,277
Costs Capitalized Subsequent to Acquisition	1,693
Gross amount, Land	8,160
Gross amount, Buildings and Improvements	48,970
Gross amount, total	57,130
Accumulated Depreciation	$ (7,421)
Assets Not Under Construction | Albertville, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,251
Initial Costs, Buildings and Improvements	12,385
Costs Capitalized Subsequent to Acquisition	2,163
Gross amount, Land	1,381
Gross amount, Buildings and Improvements	14,418
Gross amount, total	15,799
Accumulated Depreciation	$ (8,180)
Assets Not Under Construction | Allentown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	5,780
Initial Costs, Buildings and Improvements	47,807
Costs Capitalized Subsequent to Acquisition	94,133
Gross amount, Land	7,361
Gross amount, Buildings and Improvements	140,359
Gross amount, total	147,720
Accumulated Depreciation	$ (33,990)
Assets Not Under Construction | Amarillo, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	871
Initial Costs, Buildings and Improvements	4,473
Costs Capitalized Subsequent to Acquisition	2,021
Gross amount, Land	960
Gross amount, Buildings and Improvements	6,405
Gross amount, total	7,365
Accumulated Depreciation	$ (3,788)
Assets Not Under Construction | Anaheim, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	9,509
Initial Costs, Buildings and Improvements	16,810
Costs Capitalized Subsequent to Acquisition	4,643
Gross amount, Land	9,534
Gross amount, Buildings and Improvements	21,428
Gross amount, total	30,962
Accumulated Depreciation	$ (13,767)
Assets Not Under Construction | Appleton, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	200
Initial Costs, Buildings and Improvements	5,022
Costs Capitalized Subsequent to Acquisition	12,050
Gross amount, Land	916
Gross amount, Buildings and Improvements	16,356
Gross amount, total	17,272
Accumulated Depreciation	$ (7,978)
Assets Not Under Construction | Atlanta - Empire, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,610
Initial Costs, Buildings and Improvements	11,866
Costs Capitalized Subsequent to Acquisition	(13,476)
Gross amount, Land	0
Gross amount, Buildings and Improvements	0
Gross amount, total	0
Accumulated Depreciation	$ 0
Assets Not Under Construction | Atlanta - Gateway, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	3,271
Initial Costs, Buildings and Improvements	35,226
Costs Capitalized Subsequent to Acquisition	48,805
Gross amount, Land	5,129
Gross amount, Buildings and Improvements	82,173
Gross amount, total	87,302
Accumulated Depreciation	$ (19,174)
Assets Not Under Construction | Atlanta - Pleasantdale, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	11,960
Initial Costs, Buildings and Improvements	70,814
Costs Capitalized Subsequent to Acquisition	(78,487)
Gross amount, Land	0
Gross amount, Buildings and Improvements	4,287
Gross amount, total	4,287
Accumulated Depreciation	$ (2,403)
Assets Not Under Construction | Atlanta - Skygate, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,851
Initial Costs, Buildings and Improvements	12,731
Costs Capitalized Subsequent to Acquisition	3,057
Gross amount, Land	2,544
Gross amount, Buildings and Improvements	15,095
Gross amount, total	17,639
Accumulated Depreciation	$ (7,191)
Assets Not Under Construction | Atlanta - Southgate, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,623
Initial Costs, Buildings and Improvements	17,652
Costs Capitalized Subsequent to Acquisition	5,348
Gross amount, Land	2,696
Gross amount, Buildings and Improvements	21,927
Gross amount, total	24,623
Accumulated Depreciation	$ (10,862)
Assets Not Under Construction | Atlanta - Tradewater, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	36,966
Costs Capitalized Subsequent to Acquisition	17,190
Gross amount, Land	8,491
Gross amount, Buildings and Improvements	45,665
Gross amount, total	54,156
Accumulated Depreciation	$ (18,644)
Assets Not Under Construction | Atlanta - Westgate, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,270
Initial Costs, Buildings and Improvements	24,659
Costs Capitalized Subsequent to Acquisition	2,595
Gross amount, Land	3,419
Gross amount, Buildings and Improvements	26,105
Gross amount, total	29,524
Accumulated Depreciation	$ (15,162)
Assets Not Under Construction | Atlanta, GA - Corporate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	0
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	365
Costs Capitalized Subsequent to Acquisition	45,427
Gross amount, Buildings and Improvements	45,792
Gross amount, total	45,792
Accumulated Depreciation	$ (15,119)
Assets Not Under Construction | Augusta, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,678
Initial Costs, Buildings and Improvements	1,943
Costs Capitalized Subsequent to Acquisition	1,555
Gross amount, Land	2,843
Gross amount, Buildings and Improvements	3,333
Gross amount, total	6,176
Accumulated Depreciation	$ (2,427)
Assets Not Under Construction | Babcock, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	852
Initial Costs, Buildings and Improvements	8,916
Costs Capitalized Subsequent to Acquisition	343
Gross amount, Land	903
Gross amount, Buildings and Improvements	9,208
Gross amount, total	10,111
Accumulated Depreciation	$ (4,357)
Assets Not Under Construction | Baytown, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	9,990
Initial Costs, Buildings and Improvements	41,860
Costs Capitalized Subsequent to Acquisition	5
Gross amount, Land	9,990
Gross amount, Buildings and Improvements	41,865
Gross amount, total	51,855
Accumulated Depreciation	$ (1,106)
Assets Not Under Construction | Belvidere-Imron, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,000
Initial Costs, Buildings and Improvements	11,989
Costs Capitalized Subsequent to Acquisition	8,604
Gross amount, Land	3,207
Gross amount, Buildings and Improvements	19,386
Gross amount, total	22,593
Accumulated Depreciation	$ (9,765)
Assets Not Under Construction | Belvidere-Landmark, IL (Cross Dock)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1
Initial Costs, Buildings and Improvements	2,117
Costs Capitalized Subsequent to Acquisition	527
Gross amount, Land	5
Gross amount, Buildings and Improvements	2,640
Gross amount, total	2,645
Accumulated Depreciation	$ (2,425)
Assets Not Under Construction | Benson, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,660
Initial Costs, Buildings and Improvements	35,825
Costs Capitalized Subsequent to Acquisition	535
Gross amount, Land	3,660
Gross amount, Buildings and Improvements	36,360
Gross amount, total	40,020
Accumulated Depreciation	$ (8,630)
Assets Not Under Construction | Benson Hodges, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	1,198
Costs Capitalized Subsequent to Acquisition	1,660
Gross amount, Land	10
Gross amount, Buildings and Improvements	2,848
Gross amount, total	2,858
Accumulated Depreciation	$ (871)
Assets Not Under Construction | Birmingham, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,002
Initial Costs, Buildings and Improvements	957
Costs Capitalized Subsequent to Acquisition	3,080
Gross amount, Land	1,282
Gross amount, Buildings and Improvements	3,757
Gross amount, total	5,039
Accumulated Depreciation	$ (1,944)
Assets Not Under Construction | Brea, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	4,645
Initial Costs, Buildings and Improvements	5,891
Costs Capitalized Subsequent to Acquisition	1,253
Gross amount, Land	4,776
Gross amount, Buildings and Improvements	7,013
Gross amount, total	11,789
Accumulated Depreciation	$ (4,130)
Assets Not Under Construction | Bridgewater, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	6,350
Initial Costs, Buildings and Improvements	13,472
Costs Capitalized Subsequent to Acquisition	525
Gross amount, Land	6,537
Gross amount, Buildings and Improvements	13,810
Gross amount, total	20,347
Accumulated Depreciation	$ (2,509)
Assets Not Under Construction | Brighton (Denver 2), CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,933
Initial Costs, Buildings and Improvements	33,913
Costs Capitalized Subsequent to Acquisition	1,081
Gross amount, Land	3,936
Gross amount, Buildings and Improvements	34,991
Gross amount, total	38,927
Accumulated Depreciation	$ (4,459)
Assets Not Under Construction | Brooklyn Park, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,600
Initial Costs, Buildings and Improvements	8,951
Costs Capitalized Subsequent to Acquisition	2,507
Gross amount, Land	1,600
Gross amount, Buildings and Improvements	11,458
Gross amount, total	13,058
Accumulated Depreciation	$ (6,667)
Assets Not Under Construction | Burley, ID
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	16,136
Costs Capitalized Subsequent to Acquisition	6,058
Gross amount, Land	219
Gross amount, Buildings and Improvements	21,975
Gross amount, total	22,194
Accumulated Depreciation	$ (18,924)
Assets Not Under Construction | Burlington, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	3
Encumbrances	$ 0
Initial Costs, Land	694
Initial Costs, Buildings and Improvements	6,108
Costs Capitalized Subsequent to Acquisition	4,730
Gross amount, Land	1,143
Gross amount, Buildings and Improvements	10,389
Gross amount, total	11,532
Accumulated Depreciation	$ (5,759)
Assets Not Under Construction | Carson, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	9,100
Initial Costs, Buildings and Improvements	13,731
Costs Capitalized Subsequent to Acquisition	2,274
Gross amount, Land	9,152
Gross amount, Buildings and Improvements	15,953
Gross amount, total	25,105
Accumulated Depreciation	$ (7,828)
Assets Not Under Construction | Cartersville, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,500
Initial Costs, Buildings and Improvements	8,505
Costs Capitalized Subsequent to Acquisition	3,305
Gross amount, Land	1,751
Gross amount, Buildings and Improvements	11,559
Gross amount, total	13,310
Accumulated Depreciation	$ (6,106)
Assets Not Under Construction | Carthage Warehouse Dist, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	61,445
Initial Costs, Buildings and Improvements	33,880
Costs Capitalized Subsequent to Acquisition	10,266
Gross amount, Land	63,111
Gross amount, Buildings and Improvements	42,480
Gross amount, total	105,591
Accumulated Depreciation	$ (28,051)
Assets Not Under Construction | Chambersburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,368
Initial Costs, Buildings and Improvements	15,868
Costs Capitalized Subsequent to Acquisition	1,024
Gross amount, Land	1,389
Gross amount, Buildings and Improvements	16,871
Gross amount, total	18,260
Accumulated Depreciation	$ (4,551)
Assets Not Under Construction | Charlotte, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	1,160
Costs Capitalized Subsequent to Acquisition	573
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,733
Gross amount, total	1,733
Accumulated Depreciation	$ (609)
Assets Not Under Construction | Chesapeake, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,740
Initial Costs, Buildings and Improvements	13,452
Costs Capitalized Subsequent to Acquisition	20,405
Gross amount, Land	3,001
Gross amount, Buildings and Improvements	33,596
Gross amount, total	36,597
Accumulated Depreciation	$ (7,296)
Assets Not Under Construction | Chillicothe, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	670
Initial Costs, Buildings and Improvements	44,905
Costs Capitalized Subsequent to Acquisition	430
Gross amount, Land	670
Gross amount, Buildings and Improvements	45,335
Gross amount, total	46,005
Accumulated Depreciation	$ (9,830)
Assets Not Under Construction | City of Industry, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	1,455
Costs Capitalized Subsequent to Acquisition	2,887
Gross amount, Land	257
Gross amount, Buildings and Improvements	4,085
Gross amount, total	4,342
Accumulated Depreciation	$ (3,970)
Assets Not Under Construction | Clearfield, UT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	3,687
Initial Costs, Buildings and Improvements	36,514
Costs Capitalized Subsequent to Acquisition	10,853
Gross amount, Land	3,810
Gross amount, Buildings and Improvements	47,244
Gross amount, total	51,054
Accumulated Depreciation	$ (20,415)
Assets Not Under Construction | Columbia, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	768
Initial Costs, Buildings and Improvements	1,429
Costs Capitalized Subsequent to Acquisition	1,542
Gross amount, Land	904
Gross amount, Buildings and Improvements	2,835
Gross amount, total	3,739
Accumulated Depreciation	$ (1,835)
Assets Not Under Construction | Columbus, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,440
Initial Costs, Buildings and Improvements	38,939
Costs Capitalized Subsequent to Acquisition	7,365
Gross amount, Land	2,908
Gross amount, Buildings and Improvements	45,836
Gross amount, total	48,744
Accumulated Depreciation	$ (8,871)
Assets Not Under Construction | Connell, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	497
Initial Costs, Buildings and Improvements	8,728
Costs Capitalized Subsequent to Acquisition	1,464
Gross amount, Land	570
Gross amount, Buildings and Improvements	10,119
Gross amount, total	10,689
Accumulated Depreciation	$ (5,780)
Assets Not Under Construction | Dallas (Catron), TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,468
Initial Costs, Buildings and Improvements	14,385
Costs Capitalized Subsequent to Acquisition	14,448
Gross amount, Land	3,380
Gross amount, Buildings and Improvements	26,921
Gross amount, total	30,301
Accumulated Depreciation	$ (13,380)
Assets Not Under Construction | Delhi, LA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	539
Initial Costs, Buildings and Improvements	12,228
Costs Capitalized Subsequent to Acquisition	715
Gross amount, Land	587
Gross amount, Buildings and Improvements	12,895
Gross amount, total	13,482
Accumulated Depreciation	$ (10,348)
Assets Not Under Construction | Dominguez Hills, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	11,149
Initial Costs, Buildings and Improvements	10,894
Costs Capitalized Subsequent to Acquisition	3,975
Gross amount, Land	11,162
Gross amount, Buildings and Improvements	14,856
Gross amount, total	26,018
Accumulated Depreciation	$ (7,934)
Assets Not Under Construction | Douglas, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	400
Initial Costs, Buildings and Improvements	2,080
Costs Capitalized Subsequent to Acquisition	4,979
Gross amount, Land	486
Gross amount, Buildings and Improvements	6,973
Gross amount, total	7,459
Accumulated Depreciation	$ (2,790)
Assets Not Under Construction | Dunkirk, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,465
Initial Costs, Buildings and Improvements	27,379
Costs Capitalized Subsequent to Acquisition	1,965
Gross amount, Land	1,465
Gross amount, Buildings and Improvements	29,344
Gross amount, total	30,809
Accumulated Depreciation	$ (3,884)
Assets Not Under Construction | Eagan, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	6,050
Initial Costs, Buildings and Improvements	49,441
Costs Capitalized Subsequent to Acquisition	825
Gross amount, Land	6,094
Gross amount, Buildings and Improvements	50,222
Gross amount, total	56,316
Accumulated Depreciation	$ (10,895)
Assets Not Under Construction | East Dubuque, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	722
Initial Costs, Buildings and Improvements	13,764
Costs Capitalized Subsequent to Acquisition	1,719
Gross amount, Land	768
Gross amount, Buildings and Improvements	15,437
Gross amount, total	16,205
Accumulated Depreciation	$ (7,094)
Assets Not Under Construction | Fairfield, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,880
Initial Costs, Buildings and Improvements	20,849
Costs Capitalized Subsequent to Acquisition	882
Gross amount, Land	1,880
Gross amount, Buildings and Improvements	21,731
Gross amount, total	23,611
Accumulated Depreciation	$ (5,260)
Assets Not Under Construction | Fairmont, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,650
Initial Costs, Buildings and Improvements	13,738
Costs Capitalized Subsequent to Acquisition	135
Gross amount, Land	1,682
Gross amount, Buildings and Improvements	13,841
Gross amount, total	15,523
Accumulated Depreciation	$ (3,141)
Assets Not Under Construction | Fairmont City, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,430
Initial Costs, Buildings and Improvements	9,087
Costs Capitalized Subsequent to Acquisition	1,310
Gross amount, Land	2,451
Gross amount, Buildings and Improvements	10,376
Gross amount, total	12,827
Accumulated Depreciation	$ (1,790)
Assets Not Under Construction | Forest, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	733
Costs Capitalized Subsequent to Acquisition	1,753
Gross amount, Land	10
Gross amount, Buildings and Improvements	2,476
Gross amount, total	2,486
Accumulated Depreciation	$ (741)
Assets Not Under Construction | Fort Dodge, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,022
Initial Costs, Buildings and Improvements	7,162
Costs Capitalized Subsequent to Acquisition	1,412
Gross amount, Land	1,226
Gross amount, Buildings and Improvements	8,370
Gross amount, total	9,596
Accumulated Depreciation	$ (4,847)
Assets Not Under Construction | Fort Smith, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	308
Initial Costs, Buildings and Improvements	2,231
Costs Capitalized Subsequent to Acquisition	3,019
Gross amount, Land	342
Gross amount, Buildings and Improvements	5,216
Gross amount, total	5,558
Accumulated Depreciation	$ (2,536)
Assets Not Under Construction | Fort Smith (Hwy 45), AR CL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,245
Initial Costs, Buildings and Improvements	51,998
Costs Capitalized Subsequent to Acquisition	1,004
Gross amount, Land	2,906
Gross amount, Buildings and Improvements	52,341
Gross amount, total	55,247
Accumulated Depreciation	$ (11,510)
Assets Not Under Construction | Fremont, NE
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	629
Initial Costs, Buildings and Improvements	3,109
Costs Capitalized Subsequent to Acquisition	6,738
Gross amount, Land	691
Gross amount, Buildings and Improvements	9,785
Gross amount, total	10,476
Accumulated Depreciation	$ (6,480)
Assets Not Under Construction | Fort Worth-Blue Mound, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,700
Initial Costs, Buildings and Improvements	5,055
Costs Capitalized Subsequent to Acquisition	1,903
Gross amount, Land	1,717
Gross amount, Buildings and Improvements	6,941
Gross amount, total	8,658
Accumulated Depreciation	$ (3,374)
Assets Not Under Construction | Ft. Worth, TX (Meacham)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	5,610
Initial Costs, Buildings and Improvements	24,686
Costs Capitalized Subsequent to Acquisition	5,572
Gross amount, Land	6,233
Gross amount, Buildings and Improvements	29,635
Gross amount, total	35,868
Accumulated Depreciation	$ (16,130)
Assets Not Under Construction | Ft. Worth, TX (Railhead)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,857
Initial Costs, Buildings and Improvements	8,536
Costs Capitalized Subsequent to Acquisition	2,447
Gross amount, Land	2,175
Gross amount, Buildings and Improvements	10,665
Gross amount, total	12,840
Accumulated Depreciation	$ (5,561)
Assets Not Under Construction | Fort Worth-Samuels, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	1,985
Initial Costs, Buildings and Improvements	13,447
Costs Capitalized Subsequent to Acquisition	7,108
Gross amount, Land	2,884
Gross amount, Buildings and Improvements	19,656
Gross amount, total	22,540
Accumulated Depreciation	$ (10,715)
Assets Not Under Construction | Gadsden, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	100
Initial Costs, Buildings and Improvements	9,820
Costs Capitalized Subsequent to Acquisition	(93)
Gross amount, Land	388
Gross amount, Buildings and Improvements	9,439
Gross amount, total	9,827
Accumulated Depreciation	$ (5,784)
Assets Not Under Construction | Gaffney, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,000
Initial Costs, Buildings and Improvements	3,263
Costs Capitalized Subsequent to Acquisition	789
Gross amount, Land	1,237
Gross amount, Buildings and Improvements	3,815
Gross amount, total	5,052
Accumulated Depreciation	$ (2,112)
Assets Not Under Construction | Gainesville, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	400
Initial Costs, Buildings and Improvements	5,704
Costs Capitalized Subsequent to Acquisition	2,122
Gross amount, Land	434
Gross amount, Buildings and Improvements	7,792
Gross amount, total	8,226
Accumulated Depreciation	$ (4,269)
Assets Not Under Construction | Gainesville Candler, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	716
Initial Costs, Buildings and Improvements	3,258
Costs Capitalized Subsequent to Acquisition	1,523
Gross amount, Land	799
Gross amount, Buildings and Improvements	4,698
Gross amount, total	5,497
Accumulated Depreciation	$ (1,734)
Assets Not Under Construction | Garden City, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	446
Initial Costs, Buildings and Improvements	4,721
Costs Capitalized Subsequent to Acquisition	3,316
Gross amount, Land	446
Gross amount, Buildings and Improvements	8,037
Gross amount, total	8,483
Accumulated Depreciation	$ (3,780)
Assets Not Under Construction | Geneva Lakes, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,579
Initial Costs, Buildings and Improvements	36,020
Costs Capitalized Subsequent to Acquisition	5,426
Gross amount, Land	2,660
Gross amount, Buildings and Improvements	40,365
Gross amount, total	43,025
Accumulated Depreciation	$ (19,437)
Assets Not Under Construction | Gloucester - Rogers, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,683
Initial Costs, Buildings and Improvements	3,675
Costs Capitalized Subsequent to Acquisition	8,163
Gross amount, Land	1,835
Gross amount, Buildings and Improvements	11,686
Gross amount, total	13,521
Accumulated Depreciation	$ (4,522)
Assets Not Under Construction | Gloucester - Rowe, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,146
Initial Costs, Buildings and Improvements	2,833
Costs Capitalized Subsequent to Acquisition	14,423
Gross amount, Land	1,766
Gross amount, Buildings and Improvements	16,636
Gross amount, total	18,402
Accumulated Depreciation	$ (7,574)
Assets Not Under Construction | Gouldsboro, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	4,224
Initial Costs, Buildings and Improvements	29,473
Costs Capitalized Subsequent to Acquisition	4,106
Gross amount, Land	5,400
Gross amount, Buildings and Improvements	32,403
Gross amount, total	37,803
Accumulated Depreciation	$ (15,261)
Assets Not Under Construction | Goldsboro Commerce, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	594
Costs Capitalized Subsequent to Acquisition	1,486
Gross amount, Land	98
Gross amount, Buildings and Improvements	1,982
Gross amount, total	2,080
Accumulated Depreciation	$ (642)
Assets Not Under Construction | Grand Island, NE
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	430
Initial Costs, Buildings and Improvements	6,542
Costs Capitalized Subsequent to Acquisition	5,175
Gross amount, Land	530
Gross amount, Buildings and Improvements	11,617
Gross amount, total	12,147
Accumulated Depreciation	$ (3,265)
Assets Not Under Construction | Grand Prairie, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	22
Costs Capitalized Subsequent to Acquisition	1,327
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,349
Gross amount, total	1,349
Accumulated Depreciation	$ (161)
Assets Not Under Construction | Green Bay, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	2,028
Costs Capitalized Subsequent to Acquisition	25,244
Gross amount, Land	8,594
Gross amount, Buildings and Improvements	18,678
Gross amount, total	27,272
Accumulated Depreciation	$ (5,179)
Assets Not Under Construction | Hatfield, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	5,002
Initial Costs, Buildings and Improvements	28,286
Costs Capitalized Subsequent to Acquisition	10,987
Gross amount, Land	5,874
Gross amount, Buildings and Improvements	38,401
Gross amount, total	44,275
Accumulated Depreciation	$ (22,104)
Assets Not Under Construction | Hattiesburg, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	486
Costs Capitalized Subsequent to Acquisition	472
Gross amount, Land	13
Gross amount, Buildings and Improvements	945
Gross amount, total	958
Accumulated Depreciation	$ (295)
Assets Not Under Construction | Henderson, NV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	9,043
Initial Costs, Buildings and Improvements	14,415
Costs Capitalized Subsequent to Acquisition	5,342
Gross amount, Land	9,080
Gross amount, Buildings and Improvements	19,720
Gross amount, total	28,800
Accumulated Depreciation	$ (8,387)
Assets Not Under Construction | Hermiston, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,322
Initial Costs, Buildings and Improvements	7,107
Costs Capitalized Subsequent to Acquisition	805
Gross amount, Land	1,419
Gross amount, Buildings and Improvements	7,815
Gross amount, total	9,234
Accumulated Depreciation	$ (4,294)
Assets Not Under Construction | Houston, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,454
Initial Costs, Buildings and Improvements	10,084
Costs Capitalized Subsequent to Acquisition	2,203
Gross amount, Land	1,531
Gross amount, Buildings and Improvements	12,210
Gross amount, total	13,741
Accumulated Depreciation	$ (5,837)
Assets Not Under Construction | Indianapolis, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	4
Encumbrances	$ 0
Initial Costs, Land	1,897
Initial Costs, Buildings and Improvements	18,991
Costs Capitalized Subsequent to Acquisition	30,061
Gross amount, Land	4,516
Gross amount, Buildings and Improvements	46,433
Gross amount, total	50,949
Accumulated Depreciation	$ (21,707)
Assets Not Under Construction | Jefferson, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	1,553
Initial Costs, Buildings and Improvements	19,805
Costs Capitalized Subsequent to Acquisition	2,986
Gross amount, Land	1,887
Gross amount, Buildings and Improvements	22,457
Gross amount, total	24,344
Accumulated Depreciation	$ (13,004)
Assets Not Under Construction | Johnson, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	6,159
Initial Costs, Buildings and Improvements	24,802
Costs Capitalized Subsequent to Acquisition	1,594
Gross amount, Land	6,384
Gross amount, Buildings and Improvements	26,171
Gross amount, total	32,555
Accumulated Depreciation	$ (8,018)
Assets Not Under Construction | Kansas City, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	117,848
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	117,848
Gross amount, total	117,848
Accumulated Depreciation	$ (478)
Assets Not Under Construction | Lakeville, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	4,000
Initial Costs, Buildings and Improvements	47,790
Costs Capitalized Subsequent to Acquisition	579
Gross amount, Land	4,013
Gross amount, Buildings and Improvements	48,356
Gross amount, total	52,369
Accumulated Depreciation	$ (10,925)
Assets Not Under Construction | Lancaster, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,203
Initial Costs, Buildings and Improvements	15,670
Costs Capitalized Subsequent to Acquisition	1,651
Gross amount, Land	2,371
Gross amount, Buildings and Improvements	17,153
Gross amount, total	19,524
Accumulated Depreciation	$ (8,280)
Assets Not Under Construction | LaPorte, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,945
Initial Costs, Buildings and Improvements	19,263
Costs Capitalized Subsequent to Acquisition	5,656
Gross amount, Land	3,502
Gross amount, Buildings and Improvements	24,362
Gross amount, total	27,864
Accumulated Depreciation	$ (12,213)
Assets Not Under Construction | Le Mars, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,000
Initial Costs, Buildings and Improvements	12,596
Costs Capitalized Subsequent to Acquisition	1,618
Gross amount, Land	1,100
Gross amount, Buildings and Improvements	14,114
Gross amount, total	15,214
Accumulated Depreciation	$ (3,575)
Assets Not Under Construction | Lebanon, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	883
Costs Capitalized Subsequent to Acquisition	935
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,818
Gross amount, total	1,818
Accumulated Depreciation	$ (391)
Assets Not Under Construction | Leesport, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,206
Initial Costs, Buildings and Improvements	14,112
Costs Capitalized Subsequent to Acquisition	13,222
Gross amount, Land	1,867
Gross amount, Buildings and Improvements	26,673
Gross amount, total	28,540
Accumulated Depreciation	$ (12,431)
Assets Not Under Construction | Logan Township, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	5,040
Initial Costs, Buildings and Improvements	26,749
Costs Capitalized Subsequent to Acquisition	3,484
Gross amount, Land	5,095
Gross amount, Buildings and Improvements	30,178
Gross amount, total	35,273
Accumulated Depreciation	$ (5,884)
Assets Not Under Construction | Lowell, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,610
Initial Costs, Buildings and Improvements	31,984
Costs Capitalized Subsequent to Acquisition	485
Gross amount, Land	2,912
Gross amount, Buildings and Improvements	32,167
Gross amount, total	35,079
Accumulated Depreciation	$ (8,295)
Assets Not Under Construction | Lula, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,864
Initial Costs, Buildings and Improvements	35,382
Costs Capitalized Subsequent to Acquisition	1,659
Gross amount, Land	4,074
Gross amount, Buildings and Improvements	36,831
Gross amount, total	40,905
Accumulated Depreciation	$ (9,853)
Assets Not Under Construction | Lumberton, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	981
Costs Capitalized Subsequent to Acquisition	1,834
Gross amount, Land	10
Gross amount, Buildings and Improvements	2,805
Gross amount, total	2,815
Accumulated Depreciation	$ (721)
Assets Not Under Construction | Lynden, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	5
Encumbrances	$ 0
Initial Costs, Land	1,420
Initial Costs, Buildings and Improvements	8,590
Costs Capitalized Subsequent to Acquisition	3,454
Gross amount, Land	1,615
Gross amount, Buildings and Improvements	11,849
Gross amount, total	13,464
Accumulated Depreciation	$ (6,123)
Assets Not Under Construction | Manchester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,838
Initial Costs, Buildings and Improvements	36,621
Costs Capitalized Subsequent to Acquisition	4,200
Gross amount, Land	5,082
Gross amount, Buildings and Improvements	39,577
Gross amount, total	44,659
Accumulated Depreciation	$ (20,787)
Assets Not Under Construction | Mansfield, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	5,670
Initial Costs, Buildings and Improvements	33,222
Costs Capitalized Subsequent to Acquisition	286
Gross amount, Land	5,670
Gross amount, Buildings and Improvements	33,508
Gross amount, total	39,178
Accumulated Depreciation	$ (6,403)
Assets Not Under Construction | Marshall, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	741
Initial Costs, Buildings and Improvements	10,304
Costs Capitalized Subsequent to Acquisition	1,676
Gross amount, Land	1,116
Gross amount, Buildings and Improvements	11,605
Gross amount, total	12,721
Accumulated Depreciation	$ (6,039)
Assets Not Under Construction | Massillon 17th, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	175
Initial Costs, Buildings and Improvements	15,322
Costs Capitalized Subsequent to Acquisition	1,687
Gross amount, Land	640
Gross amount, Buildings and Improvements	16,544
Gross amount, total	17,184
Accumulated Depreciation	$ (8,348)
Assets Not Under Construction | Massillon Erie, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	1,988
Costs Capitalized Subsequent to Acquisition	1,453
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,441
Gross amount, total	3,441
Accumulated Depreciation	$ (2,882)
Assets Not Under Construction | Middleboro, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	404
Initial Costs, Buildings and Improvements	15,031
Costs Capitalized Subsequent to Acquisition	198
Gross amount, Land	441
Gross amount, Buildings and Improvements	15,192
Gross amount, total	15,633
Accumulated Depreciation	$ (2,843)
Assets Not Under Construction | Milwaukie, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	2,473
Initial Costs, Buildings and Improvements	8,112
Costs Capitalized Subsequent to Acquisition	2,770
Gross amount, Land	2,552
Gross amount, Buildings and Improvements	10,803
Gross amount, total	13,355
Accumulated Depreciation	$ (7,236)
Assets Not Under Construction | Mobile, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	10
Initial Costs, Buildings and Improvements	3,203
Costs Capitalized Subsequent to Acquisition	1,904
Gross amount, Land	24
Gross amount, Buildings and Improvements	5,093
Gross amount, total	5,117
Accumulated Depreciation	$ (2,567)
Assets Not Under Construction | Modesto, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	6
Encumbrances	$ 0
Initial Costs, Land	2,428
Initial Costs, Buildings and Improvements	19,594
Costs Capitalized Subsequent to Acquisition	7,944
Gross amount, Land	3,146
Gross amount, Buildings and Improvements	26,820
Gross amount, total	29,966
Accumulated Depreciation	$ (15,716)
Assets Not Under Construction | Monmouth, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,660
Initial Costs, Buildings and Improvements	48,348
Costs Capitalized Subsequent to Acquisition	637
Gross amount, Land	2,702
Gross amount, Buildings and Improvements	48,943
Gross amount, total	51,645
Accumulated Depreciation	$ (9,246)
Assets Not Under Construction | Montgomery, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	850
Initial Costs, Buildings and Improvements	7,746
Costs Capitalized Subsequent to Acquisition	1,731
Gross amount, Land	1,437
Gross amount, Buildings and Improvements	8,890
Gross amount, total	10,327
Accumulated Depreciation	$ (5,127)
Assets Not Under Construction | Moses Lake, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	575
Initial Costs, Buildings and Improvements	11,046
Costs Capitalized Subsequent to Acquisition	4,370
Gross amount, Land	1,321
Gross amount, Buildings and Improvements	14,670
Gross amount, total	15,991
Accumulated Depreciation	$ (7,922)
Assets Not Under Construction | Mountville, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	69,409
Costs Capitalized Subsequent to Acquisition	6,626
Gross amount, Land	0
Gross amount, Buildings and Improvements	76,035
Gross amount, total	76,035
Accumulated Depreciation	$ (8,220)
Assets Not Under Construction | Mullica Hill, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	6,030
Initial Costs, Buildings and Improvements	27,266
Costs Capitalized Subsequent to Acquisition	302
Gross amount, Land	6,081
Gross amount, Buildings and Improvements	27,517
Gross amount, total	33,598
Accumulated Depreciation	$ (6,113)
Assets Not Under Construction | Murfreesboro, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,094
Initial Costs, Buildings and Improvements	10,936
Costs Capitalized Subsequent to Acquisition	5,977
Gross amount, Land	1,461
Gross amount, Buildings and Improvements	16,546
Gross amount, total	18,007
Accumulated Depreciation	$ (9,400)
Assets Not Under Construction | Nampa, ID
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	4
Encumbrances	$ 0
Initial Costs, Land	1,588
Initial Costs, Buildings and Improvements	11,864
Costs Capitalized Subsequent to Acquisition	6,281
Gross amount, Land	1,834
Gross amount, Buildings and Improvements	17,899
Gross amount, total	19,733
Accumulated Depreciation	$ (10,056)
Assets Not Under Construction | Napoleon, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,340
Initial Costs, Buildings and Improvements	57,677
Costs Capitalized Subsequent to Acquisition	549
Gross amount, Land	2,350
Gross amount, Buildings and Improvements	58,216
Gross amount, total	60,566
Accumulated Depreciation	$ (12,933)
Assets Not Under Construction | New Ulm, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	7
Encumbrances	$ 0
Initial Costs, Land	725
Initial Costs, Buildings and Improvements	10,405
Costs Capitalized Subsequent to Acquisition	3,619
Gross amount, Land	833
Gross amount, Buildings and Improvements	13,916
Gross amount, total	14,749
Accumulated Depreciation	$ (6,784)
Assets Not Under Construction | Newark, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	30,390
Initial Costs, Buildings and Improvements	53,163
Costs Capitalized Subsequent to Acquisition	9,198
Gross amount, Land	30,390
Gross amount, Buildings and Improvements	62,361
Gross amount, total	92,751
Accumulated Depreciation	$ (9,417)
Assets Not Under Construction | Newport, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,383
Initial Costs, Buildings and Improvements	19,877
Costs Capitalized Subsequent to Acquisition	1,479
Gross amount, Land	3,744
Gross amount, Buildings and Improvements	20,995
Gross amount, total	24,739
Accumulated Depreciation	$ (6,364)
Assets Not Under Construction | North Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,680
Initial Costs, Buildings and Improvements	12,841
Costs Capitalized Subsequent to Acquisition	11,174
Gross amount, Land	1,876
Gross amount, Buildings and Improvements	23,819
Gross amount, total	25,695
Accumulated Depreciation	$ (6,483)
Assets Not Under Construction | Oklahoma City, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	742
Initial Costs, Buildings and Improvements	2,411
Costs Capitalized Subsequent to Acquisition	2,997
Gross amount, Land	888
Gross amount, Buildings and Improvements	5,262
Gross amount, total	6,150
Accumulated Depreciation	$ (2,638)
Assets Not Under Construction | Ontario, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	3
Encumbrances	$ 0
Initial Costs, Land	14,673
Initial Costs, Buildings and Improvements	3,632
Costs Capitalized Subsequent to Acquisition	30,902
Gross amount, Land	14,777
Gross amount, Buildings and Improvements	34,430
Gross amount, total	49,207
Accumulated Depreciation	$ (20,713)
Assets Not Under Construction | Ontario, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	4
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	13,791
Costs Capitalized Subsequent to Acquisition	10,354
Gross amount, Land	1,329
Gross amount, Buildings and Improvements	22,816
Gross amount, total	24,145
Accumulated Depreciation	$ (19,243)
Assets Not Under Construction | Oxford
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,820
Initial Costs, Buildings and Improvements	10,083
Costs Capitalized Subsequent to Acquisition	706
Gross amount, Land	1,828
Gross amount, Buildings and Improvements	10,781
Gross amount, total	12,609
Accumulated Depreciation	$ (2,233)
Assets Not Under Construction | Pasco, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	557
Initial Costs, Buildings and Improvements	15,809
Costs Capitalized Subsequent to Acquisition	852
Gross amount, Land	638
Gross amount, Buildings and Improvements	16,580
Gross amount, total	17,218
Accumulated Depreciation	$ (7,957)
Assets Not Under Construction | Pedricktown, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	4,670
Initial Costs, Buildings and Improvements	35,584
Costs Capitalized Subsequent to Acquisition	2,233
Gross amount, Land	4,757
Gross amount, Buildings and Improvements	37,730
Gross amount, total	42,487
Accumulated Depreciation	$ (7,553)
Assets Not Under Construction | Pendergrass, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	500
Initial Costs, Buildings and Improvements	12,810
Costs Capitalized Subsequent to Acquisition	5,189
Gross amount, Land	920
Gross amount, Buildings and Improvements	17,579
Gross amount, total	18,499
Accumulated Depreciation	$ (10,314)
Assets Not Under Construction | Perryville, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,626
Initial Costs, Buildings and Improvements	19,083
Costs Capitalized Subsequent to Acquisition	5,833
Gross amount, Land	5,873
Gross amount, Buildings and Improvements	20,669
Gross amount, total	26,542
Accumulated Depreciation	$ (4,678)
Assets Not Under Construction | Phoenix2, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,182
Initial Costs, Buildings and Improvements	11,312
Costs Capitalized Subsequent to Acquisition	445
Gross amount, Land	3,226
Gross amount, Buildings and Improvements	11,713
Gross amount, total	14,939
Accumulated Depreciation	$ (4,595)
Assets Not Under Construction | Piedmont, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	500
Initial Costs, Buildings and Improvements	9,883
Costs Capitalized Subsequent to Acquisition	3,114
Gross amount, Land	885
Gross amount, Buildings and Improvements	12,612
Gross amount, total	13,497
Accumulated Depreciation	$ (7,026)
Assets Not Under Construction | Piscataway 5 Access, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	3,952
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,952
Gross amount, total	3,952
Accumulated Depreciation	$ (1,613)
Assets Not Under Construction | Plover, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,390
Initial Costs, Buildings and Improvements	18,298
Costs Capitalized Subsequent to Acquisition	7,710
Gross amount, Land	2,654
Gross amount, Buildings and Improvements	24,744
Gross amount, total	27,398
Accumulated Depreciation	$ (14,273)
Assets Not Under Construction | Portland, ME
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	305
Initial Costs, Buildings and Improvements	2,402
Costs Capitalized Subsequent to Acquisition	1,458
Gross amount, Land	385
Gross amount, Buildings and Improvements	3,780
Gross amount, total	4,165
Accumulated Depreciation	$ (1,914)
Assets Not Under Construction | Rochelle, IL (Americold Drive)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,860
Initial Costs, Buildings and Improvements	18,178
Costs Capitalized Subsequent to Acquisition	50,173
Gross amount, Land	4,601
Gross amount, Buildings and Improvements	65,610
Gross amount, total	70,211
Accumulated Depreciation	$ (21,428)
Assets Not Under Construction | Rochelle, IL (Caron)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,071
Initial Costs, Buildings and Improvements	36,658
Costs Capitalized Subsequent to Acquisition	2,082
Gross amount, Land	2,356
Gross amount, Buildings and Improvements	38,455
Gross amount, total	40,811
Accumulated Depreciation	$ (20,249)
Assets Not Under Construction | Rockmart
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,520
Initial Costs, Buildings and Improvements	33,336
Costs Capitalized Subsequent to Acquisition	4,444
Gross amount, Land	4,697
Gross amount, Buildings and Improvements	36,603
Gross amount, total	41,300
Accumulated Depreciation	$ (7,569)
Assets Not Under Construction | Russellville, AR - Valley
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	708
Initial Costs, Buildings and Improvements	15,832
Costs Capitalized Subsequent to Acquisition	4,050
Gross amount, Land	759
Gross amount, Buildings and Improvements	19,831
Gross amount, total	20,590
Accumulated Depreciation	$ (9,748)
Assets Not Under Construction | Russellville, AR - Cloverleaf (Rt. 324)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,467
Initial Costs, Buildings and Improvements	29,179
Costs Capitalized Subsequent to Acquisition	398
Gross amount, Land	2,622
Gross amount, Buildings and Improvements	29,422
Gross amount, total	32,044
Accumulated Depreciation	$ (7,267)
Assets Not Under Construction | Russellville, AR - Elmira
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,369
Initial Costs, Buildings and Improvements	50,749
Costs Capitalized Subsequent to Acquisition	4,308
Gross amount, Land	1,561
Gross amount, Buildings and Improvements	54,865
Gross amount, total	56,426
Accumulated Depreciation	$ (14,498)
Assets Not Under Construction | Salem, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	4
Encumbrances	$ 0
Initial Costs, Land	3,055
Initial Costs, Buildings and Improvements	21,096
Costs Capitalized Subsequent to Acquisition	6,718
Gross amount, Land	3,305
Gross amount, Buildings and Improvements	27,564
Gross amount, total	30,869
Accumulated Depreciation	$ (16,345)
Assets Not Under Construction | Salinas, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	5
Encumbrances	$ 0
Initial Costs, Land	7,244
Initial Costs, Buildings and Improvements	7,181
Costs Capitalized Subsequent to Acquisition	15,853
Gross amount, Land	8,218
Gross amount, Buildings and Improvements	22,060
Gross amount, total	30,278
Accumulated Depreciation	$ (11,898)
Assets Not Under Construction | Salt Lake City, UT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	22,481
Costs Capitalized Subsequent to Acquisition	15,116
Gross amount, Land	485
Gross amount, Buildings and Improvements	37,112
Gross amount, total	37,597
Accumulated Depreciation	$ (15,572)
Assets Not Under Construction | San Antonio - HEB, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,014
Initial Costs, Buildings and Improvements	22,902
Costs Capitalized Subsequent to Acquisition	752
Gross amount, Land	2,014
Gross amount, Buildings and Improvements	23,654
Gross amount, total	25,668
Accumulated Depreciation	$ (10,459)
Assets Not Under Construction | San Antonio, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	3
Encumbrances	$ 0
Initial Costs, Land	1,894
Initial Costs, Buildings and Improvements	11,101
Costs Capitalized Subsequent to Acquisition	4,796
Gross amount, Land	2,329
Gross amount, Buildings and Improvements	15,462
Gross amount, total	17,791
Accumulated Depreciation	$ (11,775)
Assets Not Under Construction | Sanford, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,110
Initial Costs, Buildings and Improvements	34,104
Costs Capitalized Subsequent to Acquisition	1,575
Gross amount, Land	3,291
Gross amount, Buildings and Improvements	35,498
Gross amount, total	38,789
Accumulated Depreciation	$ (8,230)
Assets Not Under Construction | Savannah, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	20,715
Initial Costs, Buildings and Improvements	10,456
Costs Capitalized Subsequent to Acquisition	5,343
Gross amount, Land	22,866
Gross amount, Buildings and Improvements	13,648
Gross amount, total	36,514
Accumulated Depreciation	$ (4,445)
Assets Not Under Construction | Savannah 2, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,002
Initial Costs, Buildings and Improvements	37,571
Costs Capitalized Subsequent to Acquisition	3,290
Gross amount, Land	3,174
Gross amount, Buildings and Improvements	40,689
Gross amount, total	43,863
Accumulated Depreciation	$ (8,855)
Assets Not Under Construction | Seabrook, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,370
Initial Costs, Buildings and Improvements	19,958
Costs Capitalized Subsequent to Acquisition	1,555
Gross amount, Land	3,015
Gross amount, Buildings and Improvements	21,868
Gross amount, total	24,883
Accumulated Depreciation	$ (4,582)
Assets Not Under Construction | Sebree, KY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	638
Initial Costs, Buildings and Improvements	7,895
Costs Capitalized Subsequent to Acquisition	2,246
Gross amount, Land	802
Gross amount, Buildings and Improvements	9,977
Gross amount, total	10,779
Accumulated Depreciation	$ (4,514)
Assets Not Under Construction | Sikeston, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	258
Initial Costs, Buildings and Improvements	11,936
Costs Capitalized Subsequent to Acquisition	3,470
Gross amount, Land	2,350
Gross amount, Buildings and Improvements	13,314
Gross amount, total	15,664
Accumulated Depreciation	$ (7,672)
Assets Not Under Construction | Sioux City, IA-2640 Murray St
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	5,950
Initial Costs, Buildings and Improvements	28,391
Costs Capitalized Subsequent to Acquisition	2,148
Gross amount, Land	6,057
Gross amount, Buildings and Improvements	30,432
Gross amount, total	36,489
Accumulated Depreciation	$ (8,022)
Assets Not Under Construction | Sioux City, IA-2900 Murray St
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,070
Initial Costs, Buildings and Improvements	56,336
Costs Capitalized Subsequent to Acquisition	1,888
Gross amount, Land	3,070
Gross amount, Buildings and Improvements	58,224
Gross amount, total	61,294
Accumulated Depreciation	$ (14,480)
Assets Not Under Construction | Sioux Falls, SD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	856
Initial Costs, Buildings and Improvements	4,780
Costs Capitalized Subsequent to Acquisition	5,175
Gross amount, Land	1,084
Gross amount, Buildings and Improvements	9,727
Gross amount, total	10,811
Accumulated Depreciation	$ (6,296)
Assets Not Under Construction | South Plainfield, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	5,360
Initial Costs, Buildings and Improvements	20,874
Costs Capitalized Subsequent to Acquisition	3,039
Gross amount, Land	6,578
Gross amount, Buildings and Improvements	22,695
Gross amount, total	29,273
Accumulated Depreciation	$ (4,177)
Assets Not Under Construction | Springdale, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	844
Initial Costs, Buildings and Improvements	10,754
Costs Capitalized Subsequent to Acquisition	2,420
Gross amount, Land	931
Gross amount, Buildings and Improvements	13,087
Gross amount, total	14,018
Accumulated Depreciation	$ (7,513)
Assets Not Under Construction | St. Paul, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	1,800
Initial Costs, Buildings and Improvements	12,129
Costs Capitalized Subsequent to Acquisition	3,764
Gross amount, Land	2,205
Gross amount, Buildings and Improvements	15,488
Gross amount, total	17,693
Accumulated Depreciation	$ (7,836)
Assets Not Under Construction | Strasburg, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,551
Initial Costs, Buildings and Improvements	15,038
Costs Capitalized Subsequent to Acquisition	2,871
Gross amount, Land	2,001
Gross amount, Buildings and Improvements	17,459
Gross amount, total	19,460
Accumulated Depreciation	$ (8,547)
Assets Not Under Construction | Summerville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	5,024
Costs Capitalized Subsequent to Acquisition	(5,022)
Gross amount, Land	0
Gross amount, Buildings and Improvements	2
Gross amount, total	2
Accumulated Depreciation	$ 0
Assets Not Under Construction | Sumter, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	530
Initial Costs, Buildings and Improvements	8,738
Costs Capitalized Subsequent to Acquisition	141
Gross amount, Land	560
Gross amount, Buildings and Improvements	8,849
Gross amount, total	9,409
Accumulated Depreciation	$ (3,048)
Assets Not Under Construction | Syracuse, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	2,177
Initial Costs, Buildings and Improvements	20,056
Costs Capitalized Subsequent to Acquisition	7,750
Gross amount, Land	2,420
Gross amount, Buildings and Improvements	27,563
Gross amount, total	29,983
Accumulated Depreciation	$ (14,309)
Assets Not Under Construction | Tacoma, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	21,216
Costs Capitalized Subsequent to Acquisition	3,443
Gross amount, Land	31
Gross amount, Buildings and Improvements	24,628
Gross amount, total	24,659
Accumulated Depreciation	$ (11,688)
Assets Not Under Construction | Tampa - Bartow, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	2,451
Costs Capitalized Subsequent to Acquisition	915
Gross amount, Land	89
Gross amount, Buildings and Improvements	3,277
Gross amount, total	3,366
Accumulated Depreciation	$ (2,849)
Assets Not Under Construction | Tampa Maple, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,233
Initial Costs, Buildings and Improvements	15,940
Costs Capitalized Subsequent to Acquisition	93
Gross amount, Land	3,242
Gross amount, Buildings and Improvements	16,024
Gross amount, total	19,266
Accumulated Depreciation	$ (3,156)
Assets Not Under Construction | Tampa Plant City, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	1,333
Initial Costs, Buildings and Improvements	11,836
Costs Capitalized Subsequent to Acquisition	2,154
Gross amount, Land	1,399
Gross amount, Buildings and Improvements	13,924
Gross amount, total	15,323
Accumulated Depreciation	$ (6,948)
Assets Not Under Construction | Tarboro, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,078
Initial Costs, Buildings and Improvements	9,586
Costs Capitalized Subsequent to Acquisition	1,584
Gross amount, Land	1,225
Gross amount, Buildings and Improvements	11,023
Gross amount, total	12,248
Accumulated Depreciation	$ (5,541)
Assets Not Under Construction | Taunton, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,477
Initial Costs, Buildings and Improvements	14,159
Costs Capitalized Subsequent to Acquisition	2,147
Gross amount, Land	1,769
Gross amount, Buildings and Improvements	16,014
Gross amount, total	17,783
Accumulated Depreciation	$ (7,587)
Assets Not Under Construction | Texarkana, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	842
Initial Costs, Buildings and Improvements	11,169
Costs Capitalized Subsequent to Acquisition	2,017
Gross amount, Land	921
Gross amount, Buildings and Improvements	13,107
Gross amount, total	14,028
Accumulated Depreciation	$ (6,588)
Assets Not Under Construction | Tomah, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	886
Initial Costs, Buildings and Improvements	10,715
Costs Capitalized Subsequent to Acquisition	973
Gross amount, Land	1,038
Gross amount, Buildings and Improvements	11,536
Gross amount, total	12,574
Accumulated Depreciation	$ (6,319)
Assets Not Under Construction | Turlock, CA (#1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	944
Initial Costs, Buildings and Improvements	4,056
Costs Capitalized Subsequent to Acquisition	1,307
Gross amount, Land	967
Gross amount, Buildings and Improvements	5,340
Gross amount, total	6,307
Accumulated Depreciation	$ (2,837)
Assets Not Under Construction | Turlock, CA (#2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,091
Initial Costs, Buildings and Improvements	7,004
Costs Capitalized Subsequent to Acquisition	4,259
Gross amount, Land	3,205
Gross amount, Buildings and Improvements	11,149
Gross amount, total	14,354
Accumulated Depreciation	$ (5,572)
Assets Not Under Construction | Vernon 2, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	8,100
Initial Costs, Buildings and Improvements	13,490
Costs Capitalized Subsequent to Acquisition	6,485
Gross amount, Land	8,112
Gross amount, Buildings and Improvements	19,963
Gross amount, total	28,075
Accumulated Depreciation	$ (12,185)
Assets Not Under Construction | Victorville, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,810
Initial Costs, Buildings and Improvements	22,811
Costs Capitalized Subsequent to Acquisition	4,524
Gross amount, Land	2,826
Gross amount, Buildings and Improvements	27,319
Gross amount, total	30,145
Accumulated Depreciation	$ (12,347)
Assets Not Under Construction | Vineland, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	9,580
Initial Costs, Buildings and Improvements	68,734
Costs Capitalized Subsequent to Acquisition	10,625
Gross amount, Land	9,580
Gross amount, Buildings and Improvements	79,359
Gross amount, total	88,939
Accumulated Depreciation	$ (12,685)
Assets Not Under Construction | Vineland, NJ (North Mill)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	3
Encumbrances	$ 0
Initial Costs, Land	4,386
Initial Costs, Buildings and Improvements	13,019
Costs Capitalized Subsequent to Acquisition	766
Gross amount, Land	4,777
Gross amount, Buildings and Improvements	13,394
Gross amount, total	18,171
Accumulated Depreciation	$ (924)
Assets Not Under Construction | Walla Walla, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	215
Initial Costs, Buildings and Improvements	4,693
Costs Capitalized Subsequent to Acquisition	811
Gross amount, Land	159
Gross amount, Buildings and Improvements	5,560
Gross amount, total	5,719
Accumulated Depreciation	$ (3,866)
Assets Not Under Construction | Wallula, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	690
Initial Costs, Buildings and Improvements	2,645
Costs Capitalized Subsequent to Acquisition	968
Gross amount, Land	788
Gross amount, Buildings and Improvements	3,515
Gross amount, total	4,303
Accumulated Depreciation	$ (1,885)
Assets Not Under Construction | Watsonville, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	8,138
Costs Capitalized Subsequent to Acquisition	2,367
Gross amount, Land	21
Gross amount, Buildings and Improvements	10,484
Gross amount, total	10,505
Accumulated Depreciation	$ (8,857)
Assets Not Under Construction | West Memphis, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,460
Initial Costs, Buildings and Improvements	12,300
Costs Capitalized Subsequent to Acquisition	4,090
Gross amount, Land	2,802
Gross amount, Buildings and Improvements	15,048
Gross amount, total	17,850
Accumulated Depreciation	$ (8,790)
Assets Not Under Construction | Wichita, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,297
Initial Costs, Buildings and Improvements	4,717
Costs Capitalized Subsequent to Acquisition	2,455
Gross amount, Land	1,432
Gross amount, Buildings and Improvements	7,037
Gross amount, total	8,469
Accumulated Depreciation	$ (4,236)
Assets Not Under Construction | Woodburn, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,552
Initial Costs, Buildings and Improvements	9,860
Costs Capitalized Subsequent to Acquisition	5,373
Gross amount, Land	1,632
Gross amount, Buildings and Improvements	15,153
Gross amount, total	16,785
Accumulated Depreciation	$ (7,268)
Assets Not Under Construction | York-Willow Springs, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,300
Initial Costs, Buildings and Improvements	7,351
Costs Capitalized Subsequent to Acquisition	1,144
Gross amount, Land	1,416
Gross amount, Buildings and Improvements	8,379
Gross amount, total	9,795
Accumulated Depreciation	$ (4,626)
Assets Not Under Construction | Zumbrota, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	3
Encumbrances	$ 0
Initial Costs, Land	800
Initial Costs, Buildings and Improvements	10,360
Costs Capitalized Subsequent to Acquisition	2,712
Gross amount, Land	1,121
Gross amount, Buildings and Improvements	12,751
Gross amount, total	13,872
Accumulated Depreciation	$ (6,290)
Assets Not Under Construction | Brampton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	27,522
Initial Costs, Buildings and Improvements	53,379
Costs Capitalized Subsequent to Acquisition	(2,305)
Gross amount, Land	26,491
Gross amount, Buildings and Improvements	52,105
Gross amount, total	78,596
Accumulated Depreciation	$ (11,751)
Assets Not Under Construction | Calgary
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	5,240
Initial Costs, Buildings and Improvements	36,392
Costs Capitalized Subsequent to Acquisition	7,728
Gross amount, Land	5,945
Gross amount, Buildings and Improvements	43,415
Gross amount, total	49,360
Accumulated Depreciation	$ (9,580)
Assets Not Under Construction | Halifax Dartmouth
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,052
Initial Costs, Buildings and Improvements	14,904
Costs Capitalized Subsequent to Acquisition	(506)
Gross amount, Land	1,984
Gross amount, Buildings and Improvements	14,466
Gross amount, total	16,450
Accumulated Depreciation	$ (2,680)
Assets Not Under Construction | London
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,431
Initial Costs, Buildings and Improvements	11,340
Costs Capitalized Subsequent to Acquisition	404
Gross amount, Land	1,321
Gross amount, Buildings and Improvements	11,854
Gross amount, total	13,175
Accumulated Depreciation	$ (1,753)
Assets Not Under Construction | Mississauga Surveyor
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	245
Costs Capitalized Subsequent to Acquisition	1,540
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,785
Gross amount, total	1,785
Accumulated Depreciation	$ (400)
Assets Not Under Construction | Arndell Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	13,489
Initial Costs, Buildings and Improvements	29,428
Costs Capitalized Subsequent to Acquisition	1,993
Gross amount, Land	11,722
Gross amount, Buildings and Improvements	33,188
Gross amount, total	44,910
Accumulated Depreciation	$ (16,205)
Assets Not Under Construction | Brisbane - Hemmant
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	9,738
Initial Costs, Buildings and Improvements	10,072
Costs Capitalized Subsequent to Acquisition	(543)
Gross amount, Land	8,028
Gross amount, Buildings and Improvements	11,239
Gross amount, total	19,267
Accumulated Depreciation	$ (1,939)
Assets Not Under Construction | Brisbane - Lytton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	19,575
Initial Costs, Buildings and Improvements	28,920
Costs Capitalized Subsequent to Acquisition	(2,740)
Gross amount, Land	16,933
Gross amount, Buildings and Improvements	28,822
Gross amount, total	45,755
Accumulated Depreciation	$ (4,665)
Assets Not Under Construction | Burton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	0
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	1,160
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,160
Gross amount, total	1,160
Accumulated Depreciation	$ (164)
Assets Not Under Construction | Laverton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	13,689
Initial Costs, Buildings and Improvements	28,252
Costs Capitalized Subsequent to Acquisition	9,777
Gross amount, Land	11,405
Gross amount, Buildings and Improvements	40,313
Gross amount, total	51,718
Accumulated Depreciation	$ (17,531)
Assets Not Under Construction | Murarrie
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	3
Encumbrances	$ 0
Initial Costs, Land	10,891
Initial Costs, Buildings and Improvements	18,975
Costs Capitalized Subsequent to Acquisition	(773)
Gross amount, Land	9,135
Gross amount, Buildings and Improvements	19,958
Gross amount, total	29,093
Accumulated Depreciation	$ (9,626)
Assets Not Under Construction | Prospect/ASC Corporate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	1,187
Costs Capitalized Subsequent to Acquisition	53,364
Gross amount, Land	8,234
Gross amount, Buildings and Improvements	46,317
Gross amount, total	54,551
Accumulated Depreciation	$ (8,130)
Assets Not Under Construction | Spearwood
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	7,194
Initial Costs, Buildings and Improvements	10,990
Costs Capitalized Subsequent to Acquisition	13,193
Gross amount, Land	6,016
Gross amount, Buildings and Improvements	25,361
Gross amount, total	31,377
Accumulated Depreciation	$ (7,375)
Assets Not Under Construction | Wivenhoe - Tasmania
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	994
Initial Costs, Buildings and Improvements	8,218
Costs Capitalized Subsequent to Acquisition	1,543
Gross amount, Land	807
Gross amount, Buildings and Improvements	9,948
Gross amount, total	10,755
Accumulated Depreciation	$ (1,153)
Assets Not Under Construction | Ormeau
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	3,379
Initial Costs, Buildings and Improvements	14,551
Costs Capitalized Subsequent to Acquisition	1,972
Gross amount, Land	3,551
Gross amount, Buildings and Improvements	16,351
Gross amount, total	19,902
Accumulated Depreciation	$ (1,301)
Assets Not Under Construction | Dalgety
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	6,047
Initial Costs, Buildings and Improvements	5,531
Costs Capitalized Subsequent to Acquisition	29,101
Gross amount, Land	5,379
Gross amount, Buildings and Improvements	35,300
Gross amount, total	40,679
Accumulated Depreciation	$ (11,214)
Assets Not Under Construction | Diversey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,357
Initial Costs, Buildings and Improvements	5,966
Costs Capitalized Subsequent to Acquisition	1,332
Gross amount, Land	2,097
Gross amount, Buildings and Improvements	7,558
Gross amount, total	9,655
Accumulated Depreciation	$ (3,042)
Assets Not Under Construction | Halwyn Dr
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	5,227
Initial Costs, Buildings and Improvements	3,399
Costs Capitalized Subsequent to Acquisition	23,309
Gross amount, Land	4,649
Gross amount, Buildings and Improvements	27,286
Gross amount, total	31,935
Accumulated Depreciation	$ (2,220)
Assets Not Under Construction | Mako Mako
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	1,332
Initial Costs, Buildings and Improvements	3,810
Costs Capitalized Subsequent to Acquisition	475
Gross amount, Land	1,245
Gross amount, Buildings and Improvements	4,372
Gross amount, total	5,617
Accumulated Depreciation	$ (1,885)
Assets Not Under Construction | Paisley
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	8,495
Initial Costs, Buildings and Improvements	5,295
Costs Capitalized Subsequent to Acquisition	(5,318)
Gross amount, Land	4,906
Gross amount, Buildings and Improvements	3,566
Gross amount, total	8,472
Accumulated Depreciation	$ (1,086)
Assets Not Under Construction | Smarts Rd
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	2,442
Initial Costs, Buildings and Improvements	5,750
Costs Capitalized Subsequent to Acquisition	258
Gross amount, Land	2,239
Gross amount, Buildings and Improvements	6,211
Gross amount, total	8,450
Accumulated Depreciation	$ (1,455)
Assets Not Under Construction | Mercado Central - Buenos Aires, ARG
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	4,984
Costs Capitalized Subsequent to Acquisition	75
Gross amount, Land	0
Gross amount, Buildings and Improvements	5,059
Gross amount, total	5,059
Accumulated Depreciation	$ (5,107)
Assets Not Under Construction | Pilar - Buenos Aires, ARG
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	706
Initial Costs, Buildings and Improvements	2,586
Costs Capitalized Subsequent to Acquisition	(309)
Gross amount, Land	633
Gross amount, Buildings and Improvements	2,350
Gross amount, total	2,983
Accumulated Depreciation	$ (2,579)
Assets Not Under Construction | Barneveld
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	15,410
Initial Costs, Buildings and Improvements	27,472
Costs Capitalized Subsequent to Acquisition	60
Gross amount, Land	14,842
Gross amount, Buildings and Improvements	28,100
Gross amount, total	42,942
Accumulated Depreciation	$ (4,280)
Assets Not Under Construction | Urk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	7,100
Initial Costs, Buildings and Improvements	31,014
Costs Capitalized Subsequent to Acquisition	(838)
Gross amount, Land	6,788
Gross amount, Buildings and Improvements	30,488
Gross amount, total	37,276
Accumulated Depreciation	$ (5,539)
Assets Not Under Construction | Maasvlakte - Rotterdam
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	540
Initial Costs, Buildings and Improvements	15,746
Costs Capitalized Subsequent to Acquisition	1,335
Gross amount, Land	831
Gross amount, Buildings and Improvements	16,790
Gross amount, total	17,621
Accumulated Depreciation	$ (4,205)
Assets Not Under Construction | Westland - Rotterdam
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	20,911
Initial Costs, Buildings and Improvements	26,635
Costs Capitalized Subsequent to Acquisition	(22,942)
Gross amount, Land	16,087
Gross amount, Buildings and Improvements	8,517
Gross amount, total	24,604
Accumulated Depreciation	$ 0
Assets Not Under Construction | Vienna
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	280
Initial Costs, Buildings and Improvements	26,515
Costs Capitalized Subsequent to Acquisition	(397)
Gross amount, Land	269
Gross amount, Buildings and Improvements	26,129
Gross amount, total	26,398
Accumulated Depreciation	$ (4,433)
Assets Not Under Construction | Castleblayney
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	6,170
Initial Costs, Buildings and Improvements	22,244
Costs Capitalized Subsequent to Acquisition	1,484
Gross amount, Land	5,961
Gross amount, Buildings and Improvements	23,937
Gross amount, total	29,898
Accumulated Depreciation	$ (3,922)
Assets Not Under Construction | Dublin
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	6,163
Initial Costs, Buildings and Improvements	29,179
Costs Capitalized Subsequent to Acquisition	15,925
Gross amount, Land	9,333
Gross amount, Buildings and Improvements	41,934
Gross amount, total	51,267
Accumulated Depreciation	$ (5,499)
Assets Not Under Construction | Lisbon
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	13,794
Initial Costs, Buildings and Improvements	46,877
Costs Capitalized Subsequent to Acquisition	5,175
Gross amount, Land	13,312
Gross amount, Buildings and Improvements	52,534
Gross amount, total	65,846
Accumulated Depreciation	$ (9,652)
Assets Not Under Construction | Sines
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	130
Initial Costs, Buildings and Improvements	2,311
Costs Capitalized Subsequent to Acquisition	(71)
Gross amount, Land	0
Gross amount, Buildings and Improvements	2,370
Gross amount, total	2,370
Accumulated Depreciation	$ (324)
Assets Not Under Construction | Algeciras
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	101
Initial Costs, Buildings and Improvements	11,948
Costs Capitalized Subsequent to Acquisition	1,374
Gross amount, Land	116
Gross amount, Buildings and Improvements	13,307
Gross amount, total	13,423
Accumulated Depreciation	$ (2,630)
Assets Not Under Construction | Barcelona
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	16,340
Initial Costs, Buildings and Improvements	35,247
Costs Capitalized Subsequent to Acquisition	11,480
Gross amount, Land	15,719
Gross amount, Buildings and Improvements	47,348
Gross amount, total	63,067
Accumulated Depreciation	$ (8,767)
Assets Not Under Construction | Valencia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	170
Initial Costs, Buildings and Improvements	10,932
Costs Capitalized Subsequent to Acquisition	943
Gross amount, Land	163
Gross amount, Buildings and Improvements	11,882
Gross amount, total	12,045
Accumulated Depreciation	$ (1,936)
Assets Not Under Construction | Gdynia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	10,329
Initial Costs, Buildings and Improvements	4,167
Costs Capitalized Subsequent to Acquisition	3,838
Gross amount, Land	12,528
Gross amount, Buildings and Improvements	5,806
Gross amount, total	18,334
Accumulated Depreciation	$ (1,010)
Assets Not Under Construction | Spalding - Bowman
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	5,916
Initial Costs, Buildings and Improvements	32,815
Costs Capitalized Subsequent to Acquisition	(6,115)
Gross amount, Land	4,456
Gross amount, Buildings and Improvements	28,160
Gross amount, total	32,616
Accumulated Depreciation	$ (3,768)
Assets Not Under Construction | Whitchurch
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	1
Encumbrances	$ 0
Initial Costs, Land	7,750
Initial Costs, Buildings and Improvements	74,185
Costs Capitalized Subsequent to Acquisition	13,301
Gross amount, Land	9,025
Gross amount, Buildings and Improvements	86,211
Gross amount, total	95,236
Accumulated Depreciation	$ (16,630)
Assets Not Under Construction | Lurgan
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building	2
Encumbrances	$ 0
Initial Costs, Land	3,390
Initial Costs, Buildings and Improvements	7,992
Costs Capitalized Subsequent to Acquisition	1,386
Gross amount, Land	2,040
Gross amount, Buildings and Improvements	10,728
Gross amount, total	12,768
Accumulated Depreciation	(2,326)
Assets Not Under Construction, Net
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Accumulated Depreciation	(1,594,648)
Assets Not Under Construction, Net | Atlanta, GA - Corporate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Gross amount, Land	$ 0
Assets Under Construction
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	702,879
Gross amount, total	702,879
Accumulated Depreciation	$ 0
Assets Under Construction | Babcock, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	159
Gross amount, total	159
Accumulated Depreciation
Assets Under Construction | Baytown, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	7,353
Gross amount, total	7,353
Accumulated Depreciation
Assets Under Construction | Belvidere-Landmark, IL (Cross Dock)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	64
Gross amount, total	64
Accumulated Depreciation
Assets Under Construction | Brea, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	4,723
Gross amount, total	4,723
Accumulated Depreciation
Assets Under Construction | Bridgewater, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	38
Gross amount, total	38
Accumulated Depreciation
Assets Under Construction | Kansas City, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	628
Gross amount, total	628
Accumulated Depreciation
Assets Under Construction | Tampa - Bartow, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	127
Gross amount, total	127
Accumulated Depreciation
Assets Under Construction | Halifax Dartmouth
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	15
Gross amount, total	15
Accumulated Depreciation
Assets Under Construction | Mississauga Surveyor
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	314
Gross amount, total	$ 314
Assets Under Construction | Castleblayney
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	171
Gross amount, total	171
Accumulated Depreciation
Assets Under Construction | 401 Kentile, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	246
Gross amount, total	246
Accumulated Depreciation
Assets Under Construction | 501 Kentile, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	240
Gross amount, total	240
Accumulated Depreciation
Assets Under Construction | 601 Kentile, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	388
Gross amount, total	388
Accumulated Depreciation
Assets Under Construction | Albertville, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	97
Gross amount, total	97
Accumulated Depreciation
Assets Under Construction | Allentown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	4,954
Gross amount, total	4,954
Accumulated Depreciation
Assets Under Construction | Amarillo, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	89
Gross amount, total	89
Accumulated Depreciation
Assets Under Construction | Anaheim, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	35
Gross amount, total	35
Accumulated Depreciation
Assets Under Construction | Appleton, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	110
Gross amount, total	110
Accumulated Depreciation
Assets Under Construction | Atlanta - Gateway, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	6,617
Gross amount, total	6,617
Accumulated Depreciation
Assets Under Construction | Atlanta - Skygate, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	(14)
Gross amount, total	(14)
Accumulated Depreciation
Assets Under Construction | Atlanta - Southgate, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	541
Gross amount, total	541
Accumulated Depreciation
Assets Under Construction | Atlanta - Tradewater, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	6,166
Gross amount, total	6,166
Accumulated Depreciation
Assets Under Construction | Atlanta - Westgate, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	406
Gross amount, total	406
Accumulated Depreciation
Assets Under Construction | Atlanta, GA - Corporate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	7,730
Gross amount, total	7,730
Accumulated Depreciation
Assets Under Construction | Augusta, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,305
Gross amount, total	1,305
Accumulated Depreciation
Assets Under Construction | Belvidere-Imron, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	638
Gross amount, total	638
Accumulated Depreciation
Assets Under Construction | Benson, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	799
Gross amount, total	799
Accumulated Depreciation
Assets Under Construction | Benson Hodges, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	36
Gross amount, total	36
Accumulated Depreciation
Assets Under Construction | Birmingham, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	42
Gross amount, total	42
Accumulated Depreciation
Assets Under Construction | Fort Worth-Blue Mound, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	78,440
Gross amount, total	78,440
Accumulated Depreciation
Assets Under Construction | Brighton (Denver 2), CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,597
Gross amount, total	3,597
Accumulated Depreciation
Assets Under Construction | Brooklyn Park, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	982
Gross amount, total	982
Accumulated Depreciation
Assets Under Construction | Burley, ID
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	596
Gross amount, total	596
Accumulated Depreciation
Assets Under Construction | Burlington, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,467
Gross amount, total	3,467
Accumulated Depreciation
Assets Under Construction | Carson, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	2,255
Gross amount, total	2,255
Accumulated Depreciation
Assets Under Construction | Cartersville, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	(9)
Gross amount, total	(9)
Accumulated Depreciation
Assets Under Construction | Carthage Warehouse Dist, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,138
Gross amount, total	1,138
Accumulated Depreciation
Assets Under Construction | Chambersburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,149
Gross amount, total	1,149
Accumulated Depreciation
Assets Under Construction | Charlotte, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	178
Gross amount, total	178
Accumulated Depreciation
Assets Under Construction | Chesapeake, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	201
Gross amount, total	201
Accumulated Depreciation
Assets Under Construction | Chillicothe, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	194
Gross amount, total	194
Accumulated Depreciation
Assets Under Construction | Clearfield, UT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	708
Gross amount, total	708
Accumulated Depreciation
Assets Under Construction | Columbia, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	(74)
Gross amount, total	(74)
Accumulated Depreciation
Assets Under Construction | Columbus, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	305
Gross amount, total	305
Accumulated Depreciation
Assets Under Construction | Connell, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	2,832
Gross amount, total	2,832
Accumulated Depreciation
Assets Under Construction | Dallas (Catron), TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	334
Gross amount, total	334
Accumulated Depreciation
Assets Under Construction | Delhi, LA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	85
Gross amount, total	85
Accumulated Depreciation
Assets Under Construction | Dominguez Hills, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,680
Gross amount, total	3,680
Accumulated Depreciation
Assets Under Construction | Douglas, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	462
Gross amount, total	462
Accumulated Depreciation
Assets Under Construction | Dunkirk, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	424
Gross amount, total	424
Accumulated Depreciation
Assets Under Construction | Eagan, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	402
Gross amount, total	402
Accumulated Depreciation
Assets Under Construction | East Dubuque, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	85
Gross amount, total	85
Accumulated Depreciation
Assets Under Construction | Fairfield, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,020
Gross amount, total	1,020
Accumulated Depreciation
Assets Under Construction | Fairmont, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	84
Gross amount, total	84
Accumulated Depreciation
Assets Under Construction | Fairmont City, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	996
Gross amount, total	996
Accumulated Depreciation
Assets Under Construction | Forest, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	209
Gross amount, total	209
Accumulated Depreciation
Assets Under Construction | Fort Dodge, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	487
Gross amount, total	487
Accumulated Depreciation
Assets Under Construction | Fort Smith, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,536
Gross amount, total	3,536
Accumulated Depreciation
Assets Under Construction | Fort Smith (Hwy 45), AR CL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	4,213
Gross amount, total	4,213
Accumulated Depreciation
Assets Under Construction | Fort Worth-Samuels, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	959
Gross amount, total	959
Accumulated Depreciation
Assets Under Construction | Fremont, NE
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	6
Gross amount, total	6
Accumulated Depreciation
Assets Under Construction | Ft. Worth, TX (Meacham)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	632
Gross amount, total	632
Accumulated Depreciation
Assets Under Construction | Ft. Worth, TX (Railhead)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	66
Gross amount, total	66
Accumulated Depreciation
Assets Under Construction | Gadsden, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	208
Gross amount, total	208
Accumulated Depreciation
Assets Under Construction | Gaffney, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	43
Gross amount, total	43
Accumulated Depreciation
Assets Under Construction | Gainesville, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,210
Gross amount, total	3,210
Accumulated Depreciation
Assets Under Construction | Gainesville Candler, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	344
Gross amount, total	344
Accumulated Depreciation
Assets Under Construction | Garden City, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	49
Gross amount, total	49
Accumulated Depreciation
Assets Under Construction | Geneva Lakes, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,560
Gross amount, total	1,560
Accumulated Depreciation
Assets Under Construction | Gloucester - Rogers, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	572
Gross amount, total	572
Accumulated Depreciation
Assets Under Construction | Gloucester - Rowe, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,036
Gross amount, total	1,036
Accumulated Depreciation
Assets Under Construction | Goldsboro Commerce, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	492
Gross amount, total	492
Accumulated Depreciation
Assets Under Construction | Gouldsboro, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	2,110
Gross amount, total	2,110
Accumulated Depreciation
Assets Under Construction | Grand Island, NE
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,611
Gross amount, total	1,611
Accumulated Depreciation
Assets Under Construction | Grand Prairie, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	509
Gross amount, total	509
Accumulated Depreciation
Assets Under Construction | Green Bay, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,903
Gross amount, total	1,903
Accumulated Depreciation
Assets Under Construction | Hatfield, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	850
Gross amount, total	850
Accumulated Depreciation
Assets Under Construction | Henderson, NV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,444
Gross amount, total	1,444
Accumulated Depreciation
Assets Under Construction | Hermiston, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	(58)
Gross amount, total	(58)
Accumulated Depreciation
Assets Under Construction | Houston, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	91
Gross amount, total	91
Accumulated Depreciation
Assets Under Construction | Indianapolis, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	11,134
Gross amount, total	11,134
Accumulated Depreciation
Assets Under Construction | Industry, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	69
Gross amount, total	$ 69
Assets Under Construction | Jefferson, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	2,235
Gross amount, total	2,235
Accumulated Depreciation
Assets Under Construction | Johnson, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	915
Gross amount, total	915
Accumulated Depreciation
Assets Under Construction | Lakeville, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	626
Gross amount, total	626
Accumulated Depreciation
Assets Under Construction | Lancaster, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	133
Gross amount, total	133
Accumulated Depreciation
Assets Under Construction | LaPorte, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	7,658
Gross amount, total	7,658
Accumulated Depreciation
Assets Under Construction | Le Mars, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	50
Gross amount, total	50
Accumulated Depreciation
Assets Under Construction | Lebanon, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	292
Gross amount, total	292
Accumulated Depreciation
Assets Under Construction | Leesport, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	601
Gross amount, total	601
Accumulated Depreciation
Assets Under Construction | Logan Township, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	709
Gross amount, total	709
Accumulated Depreciation
Assets Under Construction | Lowell, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	325
Gross amount, total	325
Accumulated Depreciation
Assets Under Construction | Lula, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	755
Gross amount, total	755
Accumulated Depreciation
Assets Under Construction | Lumberton, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,113
Gross amount, total	1,113
Accumulated Depreciation
Assets Under Construction | Lynden, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	611
Gross amount, total	611
Accumulated Depreciation
Assets Under Construction | Manchester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,712
Gross amount, total	1,712
Accumulated Depreciation
Assets Under Construction | Mansfield, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	149
Gross amount, total	149
Accumulated Depreciation
Assets Under Construction | Marshall, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	411
Gross amount, total	411
Accumulated Depreciation
Assets Under Construction | Massillon 17th, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	47
Gross amount, total	47
Accumulated Depreciation
Assets Under Construction | Massillon Erie, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	(35)
Gross amount, total	(35)
Accumulated Depreciation
Assets Under Construction | Middleboro, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	350
Gross amount, total	350
Accumulated Depreciation
Assets Under Construction | Milwaukie, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	272
Gross amount, total	272
Accumulated Depreciation
Assets Under Construction | Mobile, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	477
Gross amount, total	477
Accumulated Depreciation
Assets Under Construction | Modesto, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,432
Gross amount, total	3,432
Accumulated Depreciation
Assets Under Construction | Monmouth, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	2
Gross amount, total	2
Accumulated Depreciation
Assets Under Construction | Montgomery, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	457
Gross amount, total	457
Accumulated Depreciation
Assets Under Construction | Moses Lake, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	691
Gross amount, total	691
Accumulated Depreciation
Assets Under Construction | Mountville, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	120,376
Gross amount, total	120,376
Accumulated Depreciation
Assets Under Construction | Mullica Hill. NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	277
Gross amount, total	277
Accumulated Depreciation
Assets Under Construction | Murfreesboro, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,971
Gross amount, total	3,971
Accumulated Depreciation
Assets Under Construction | Nampa, ID
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	2,182
Gross amount, total	2,182
Accumulated Depreciation
Assets Under Construction | Napoleon, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	524
Gross amount, total	524
Accumulated Depreciation
Assets Under Construction | New Ulm, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,860
Gross amount, total	1,860
Accumulated Depreciation
Assets Under Construction | Newark, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	161
Gross amount, total	161
Accumulated Depreciation
Assets Under Construction | Newport, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	428
Gross amount, total	428
Accumulated Depreciation
Assets Under Construction | North Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	25
Gross amount, total	25
Accumulated Depreciation
Assets Under Construction | Oklahoma City, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	127
Gross amount, total	127
Accumulated Depreciation
Assets Under Construction | Ontario, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	554
Gross amount, total	554
Accumulated Depreciation
Assets Under Construction | Ontario, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,066
Gross amount, total	1,066
Accumulated Depreciation
Assets Under Construction | Oxford
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,148
Gross amount, total	1,148
Accumulated Depreciation
Assets Under Construction | Pasco, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	101
Gross amount, total	101
Accumulated Depreciation
Assets Under Construction | Pedricktown, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,013
Gross amount, total	1,013
Accumulated Depreciation
Assets Under Construction | Pendergrass, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	269
Gross amount, total	269
Accumulated Depreciation
Assets Under Construction | Perryville, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	62
Gross amount, total	62
Accumulated Depreciation
Assets Under Construction | Phoenix2, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	8
Gross amount, total	8
Accumulated Depreciation
Assets Under Construction | Piedmont, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	447
Gross amount, total	447
Accumulated Depreciation
Assets Under Construction | Piscataway 120, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	20
Gross amount, total	20
Accumulated Depreciation
Assets Under Construction | Plainville, CT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	217,443
Gross amount, total	217,443
Accumulated Depreciation
Assets Under Construction | Plover, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	261
Gross amount, total	261
Accumulated Depreciation
Assets Under Construction | Portland, ME
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	378
Gross amount, total	378
Accumulated Depreciation
Assets Under Construction | Rochelle, IL (Americold Drive)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	15,401
Gross amount, total	15,401
Accumulated Depreciation
Assets Under Construction | Rochelle, IL (Caron)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	278
Gross amount, total	278
Accumulated Depreciation
Assets Under Construction | Rockmart
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	84
Gross amount, total	84
Accumulated Depreciation
Assets Under Construction | Russellville, AR - Elmira
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	4,604
Gross amount, total	4,604
Accumulated Depreciation
Assets Under Construction | Salem, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	5,250
Gross amount, total	5,250
Accumulated Depreciation
Assets Under Construction | Salinas, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	406
Gross amount, total	406
Accumulated Depreciation
Assets Under Construction | San Antonio, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	800
Gross amount, total	800
Accumulated Depreciation
Assets Under Construction | Sanford, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	423
Gross amount, total	423
Accumulated Depreciation
Assets Under Construction | Savannah, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	42
Gross amount, total	42
Accumulated Depreciation
Assets Under Construction | Savannah 2, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	251
Gross amount, total	251
Accumulated Depreciation
Assets Under Construction | Savannah Pooler, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	422
Gross amount, total	422
Accumulated Depreciation
Assets Under Construction | Seabrook, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	153
Gross amount, total	153
Accumulated Depreciation
Assets Under Construction | Sebree, KY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	286
Gross amount, total	286
Accumulated Depreciation
Assets Under Construction | Sikeston, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,002
Gross amount, total	1,002
Accumulated Depreciation
Assets Under Construction | Sioux City, IA-2640 Murray St
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,096
Gross amount, total	1,096
Accumulated Depreciation
Assets Under Construction | Sioux City, IA-2900 Murray St
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	636
Gross amount, total	636
Accumulated Depreciation
Assets Under Construction | Sioux Falls, SD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	259
Gross amount, total	259
Accumulated Depreciation
Assets Under Construction | South Plainfield, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	80
Gross amount, total	80
Accumulated Depreciation
Assets Under Construction | Springdale, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	950
Gross amount, total	950
Accumulated Depreciation
Assets Under Construction | St. Paul, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,739
Gross amount, total	1,739
Accumulated Depreciation
Assets Under Construction | Strasburg, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	160
Gross amount, total	160
Accumulated Depreciation
Assets Under Construction | Suffield, CT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,170
Gross amount, total	3,170
Accumulated Depreciation
Assets Under Construction | Summerville
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	31
Gross amount, total	31
Accumulated Depreciation
Assets Under Construction | Syracuse, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3,513
Gross amount, total	3,513
Accumulated Depreciation
Assets Under Construction | Tacoma, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	562
Gross amount, total	562
Accumulated Depreciation
Assets Under Construction | Tampa Maple, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	708
Gross amount, total	708
Accumulated Depreciation
Assets Under Construction | Tampa Plant City, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	641
Gross amount, total	641
Accumulated Depreciation
Assets Under Construction | Tarboro, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	161
Gross amount, total	161
Accumulated Depreciation
Assets Under Construction | Taunton, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	4,424
Gross amount, total	4,424
Accumulated Depreciation
Assets Under Construction | Texarkana, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	125
Gross amount, total	125
Accumulated Depreciation
Assets Under Construction | Tomah, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	226
Gross amount, total	226
Accumulated Depreciation
Assets Under Construction | Turlock, CA (#1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	76
Gross amount, total	76
Accumulated Depreciation
Assets Under Construction | Turlock, CA (#2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,988
Gross amount, total	1,988
Accumulated Depreciation
Assets Under Construction | Vernon 2, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	884
Gross amount, total	884
Accumulated Depreciation
Assets Under Construction | Victorville, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	(56)
Gross amount, total	(56)
Accumulated Depreciation
Assets Under Construction | Vineland, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,015
Gross amount, total	1,015
Accumulated Depreciation
Assets Under Construction | Vineland, NJ (North Mill)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	11,716
Gross amount, total	11,716
Accumulated Depreciation
Assets Under Construction | Walla Walla, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,192
Gross amount, total	1,192
Accumulated Depreciation
Assets Under Construction | Wallula, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	736
Gross amount, total	736
Accumulated Depreciation
Assets Under Construction | Watsonville, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	241
Gross amount, total	241
Accumulated Depreciation
Assets Under Construction | West Memphis, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	223
Gross amount, total	223
Accumulated Depreciation
Assets Under Construction | Wichita, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	126
Gross amount, total	126
Accumulated Depreciation
Assets Under Construction | Woodburn, OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	569
Gross amount, total	569
Accumulated Depreciation
Assets Under Construction | York-Willow Springs, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	974
Gross amount, total	974
Accumulated Depreciation
Assets Under Construction | Zumbrota, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	913
Gross amount, total	913
Accumulated Depreciation
Assets Under Construction | Calgary
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	25
Gross amount, total	25
Accumulated Depreciation
Assets Under Construction | Brampton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	268
Gross amount, total	268
Accumulated Depreciation
Assets Under Construction | London, Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	210
Gross amount, total	$ 210
Assets Under Construction | Port St. John
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	49,464
Gross amount, total	49,464
Accumulated Depreciation
Assets Under Construction | Arndell Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	161
Gross amount, total	161
Accumulated Depreciation
Assets Under Construction | Brisbane - Hemmant
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,332
Gross amount, total	1,332
Accumulated Depreciation
Assets Under Construction | Laverton
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	230
Gross amount, total	230
Accumulated Depreciation
Assets Under Construction | Murarrie
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	353
Gross amount, total	353
Accumulated Depreciation
Assets Under Construction | Prospect/ASC Corporate
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,424
Gross amount, total	1,424
Accumulated Depreciation
Assets Under Construction | Spearwood
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	128
Gross amount, total	128
Accumulated Depreciation
Assets Under Construction | Wivenhoe - Tasmania
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	447
Gross amount, total	447
Accumulated Depreciation
Assets Under Construction | Ormeau
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	616
Gross amount, total	616
Accumulated Depreciation
Assets Under Construction | Dalgety
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	3
Gross amount, total	3
Accumulated Depreciation
Assets Under Construction | Diversey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	546
Gross amount, total	546
Accumulated Depreciation
Assets Under Construction | Halwyn Dr
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	651
Gross amount, total	651
Accumulated Depreciation
Assets Under Construction | Mako Mako
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	185
Gross amount, total	185
Accumulated Depreciation
Assets Under Construction | Paisley
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,514
Gross amount, total	1,514
Accumulated Depreciation
Assets Under Construction | Smarts Rd
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	502
Gross amount, total	502
Accumulated Depreciation
Assets Under Construction | Barneveld, Netherlands
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	685
Gross amount, total	685
Accumulated Depreciation
Assets Under Construction | Urk, Netherlands
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	8,171
Gross amount, total	8,171
Accumulated Depreciation
Assets Under Construction | Monaghan, Ireland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	57
Gross amount, total	57
Accumulated Depreciation
Assets Under Construction | Lisbon, Portugal
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	2,553
Gross amount, total	2,553
Accumulated Depreciation
Assets Under Construction | Valencia, Spain
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	71
Gross amount, total	71
Accumulated Depreciation
Assets Under Construction | Barcelona, Spain
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	637
Gross amount, total	637
Accumulated Depreciation
Assets Under Construction | Witchurch, UK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,384
Gross amount, total	1,384
Accumulated Depreciation
Assets Under Construction | Gdansk, Poland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Buildings | building
Encumbrances	$ 0
Initial Costs, Land	0
Initial Costs, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross amount, Land	0
Gross amount, Buildings and Improvements	1,260
Gross amount, total	1,260
Accumulated Depreciation